Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	May 31, 2026 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,104
Expense Example, with Redemption, 10 Years	1,806
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,016
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	$ 1,757